Financial Instruments - Interest bearing loans and borrowings (Details) $ in Millions		2 Months Ended	3 Months Ended		84 Months Ended
	Nov. 10, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Nov. 10, 2032 EUR (€)	Dec. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Nov. 10, 2025 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Discount on issuance of debt	€ 3,500,000
Borrowing costs capitalised					€ 1,200,000
Loans and borrowings		€ 2,258,600,000	€ 2,266,100,000
Net loss on refinancing	€ 75,900,000
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Non-cash loss recognized in relation to cross currency interest rate swaps		€ 5,600,000
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Interest rate			2.50%				2.50%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Gross carrying amount [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Loans and borrowings			€ 800,000,000.0
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount			527,900,000				$ 620.0	$ 679.1
Interest rate	2.50%							2.50%
Repayments of non-current borrowings			€ 5,300,000	$ 6.2
Repayments Of Non-current Borrowings - percentage of original issued notional			100.00%				100.00%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 553,200,000
Interest rate	2.50%							2.50%
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount			€ 880,000,000.0
Interest rate			2.50%				2.50%
Senior EUR Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 130,000,000.0					€ 880,000,000.0
Interest rate		2.75%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 2,201,100,000	€ 2,163,300,000
Carrying value		2,201,900,000	2,211,000,000
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0	0
Carrying value		(6,200,000)	(5,800,000)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		1,408,000,000	1,416,700,000
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		1,417,000,000	1,392,700,000
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		100,000	100,000
Carrying value		100,000	100,000
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		800,000,000.0	800,000,000.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 784,000,000.0	€ 770,500,000